Summary of Significant Accounting Policies - Long-Lived Assets and Related Parties (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies
Impairment charge on ROU asset	$ 297
ACE affiliates
Summary of Significant Accounting Policies
Due to related parties	1,000
Member of Company's board of directors
Summary of Significant Accounting Policies
Due to related parties	$ 200